Share-Based Compensation - Summary of Restricted Share Activity (Detail) - TYT Company [Member]	12 Months Ended
Dec. 31, 2024 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance (Number of restricted share units) | shares	726,149
Vested | shares	(270,598)
Ending Balance (Number of restricted share units) | shares	455,551
Begining balance (Weighted average grant date fair value per share) | ¥ / shares	¥ 99.91
Vested | ¥ / shares	99.91
Ending balance (Weighted average grant date fair value per share) | ¥ / shares	¥ 99.91